Fees Summary	Sep. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 297,843,000.00
Previously Paid Amount	0.00
Total Fee Amount	45,599.76
Total Offset Amount	0.00
Net Fee	$ 45,599.76